Financial Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total	$ 5,228	$ 5,417	$ 9,368	$ 9,748
Gain Loss Recognized In Accumulated OCI On Derivative [Member]
Interest rate swaps	(1,015)	(3,879)	(1,828)	(6,326)
Total	$ (1,015)	$ (3,879)	$ (1,828)	$ (6,326)